Debt - Credit Facilities, Non-Cash Transaction, Early Debt Redemptions, Guarantees (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Jul. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
Borrowing capacity	$ 9,500,000,000
Amount of unused borrowing capacity under credit facility	9,400,000,000
Net pre-tax losses on early debt redemption		$ 249,000,000
Guarantee of Debentures of Operating Telephone Company Subsidiaries
Debt Instrument [Line Items]
Principal amount outstanding in connection with the guarantee of debt obligations	796,000,000
Guarantee of Debt Obligations of GTE Corporation
Debt Instrument [Line Items]
Principal amount outstanding in connection with the guarantee of debt obligations	423,000,000
Network Equipment | Vendor Financing Facility
Debt Instrument [Line Items]
Value of purchase assets financed	115,000,000	$ 345,000,000
Long-term debt maturing within one year	1,000,000,000.0		$ 1,300,000,000
Equipment Credit Facilities
Debt Instrument [Line Items]
Borrowing capacity				$ 4,000,000,000.0
Amount drawn from credit facilities	424,000,000
Debt outstanding	3,100,000,000
Equipment Credit Facilities | Network Equipment
Debt Instrument [Line Items]
Borrowing capacity					$ 1,000,000,000.0
Line of credit outstanding balance	$ 706,000,000